Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Schwab Fundamental Global Real Estate Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		3.03%	(2.24%)	2.57%
Schwab Fundamental Global Real Estate Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.81%	(3.23%)	1.36%
Schwab Fundamental Global Real Estate Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.11%	(1.90%)	1.66%
MSCI ACWI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.49%	10.06%	9.23%
RAFI Fundamental High Liquidity Global Real Estate Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]
Russell RAFI Global Select Real Estate Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.73%	(2.81%)	2.10%
Fundamental Global Real Estate Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]	2.09%	(2.74%)	2.14%

[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity Global Real Estate Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is therefore based on the fund’s investment strategy to track the previous index.
[3]	The Fundamental Global Real Estate Spliced Index is an internally calculated index comprised of the Russell RAFI Global Select Real Estate Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Global Real Estate Index (Net) from June 22, 2024 forward.